CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	¥ 7,412,930	$ 1,044,089	¥ 7,065,232	¥ 6,189,801
Hosting and related services	(6,120,445)	(862,047)	(5,706,976)	(4,751,771)
Gross profit	1,292,485	182,042	1,358,256	1,438,030
Operating income (expenses)
Operating income	106,273	14,968	60,013
Sales and marketing expenses	(266,207)	(37,494)	(311,917)	(255,400)
Research and development expenses	(322,220)	(45,384)	(306,842)	(188,489)
General and administrative expenses	(541,850)	(76,318)	(642,945)	(842,354)
Allowance for doubtful debt	(368,505)	(51,903)	(35,409)	(18,399)
Impairment of loan receivable to potential investee | ¥				(2,807)
Impairment of long-lived assets	(506,686)	(71,365)	0	(109,267)
Impairment of goodwill	(1,364,191)	(192,142)	0
Total operating expenses	(3,263,386)	(459,638)	(1,237,100)	(1,416,716)
Operating profit (loss)	(1,970,901)	(277,596)	121,156	21,314
Interest income	41,802	5,888	31,574	31,897
Interest expense	(312,172)	(43,969)	(273,305)	(334,950)
Other income	27,344	3,851	17,328	33,923
Other expenses	(16,086)	(2,266)	(26,599)	(22,700)
Changes in the fair value of financial liabilities	(165,930)	(23,371)	22,626	829,149
Impairment of long-term investments	(11,166)	(1,573)		(3,495)
Foreign exchange gain (loss), net	(78,965)	(11,122)	(523,235)	110,036
Income (loss) before income taxes and (loss) gain from equity method investments	(2,486,074)	(350,158)	(630,455)	665,174
Income tax expenses	(114,374)	(16,109)	(133,464)	(111,407)
(Loss) gain from equity method investments	3,279	462	1,925	(38,666)
Net income (loss)	(2,597,169)	(365,805)	(761,994)	515,101
Net income attributable to noncontrolling interest	(46,667)	(6,573)	(13,958)	(15,003)
Net income (loss) attributable to VNET Group, Inc.	¥ (2,643,836)	$ (372,378)	¥ (775,952)	¥ 500,098
Earning (loss) per share:
Basic | (per share)	¥ (2.93)	$ (0.41)	¥ (0.87)	¥ 0.57
Diluted | (per share)	¥ (2.93)	$ (0.41)	¥ (0.87)	¥ (0.36)
Shares used in earning (loss) per share computation:
Basic	901,143,138	901,143,138	886,817,620	865,352,554
Diluted	901,143,138	901,143,138	886,817,620	911,591,433